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Virtus Seix Investment Grade Tax-Exempt Bond Fund
Virtus Seix Investment Grade Tax-Exempt Bond Fund

Virtus Seix High Grade Municipal Bond Fund, Virtus Seix Investment Grade Tax-Exempt Bond Fund and

Virtus Seix Short-Term Municipal Bond Fund (the “funds”), each a series of Virtus Asset Trust

Supplement dated November 20, 2020, to the Summary Prospectuses and the Virtus Asset Trust Statutory Prospectus,

each dated April 28, 2020 each as supplemented

Important Notice to Investors

Effective December 1, 2020, the funds’ investment adviser, Virtus Fund Advisers, LLC, will implement a new expense limitation arrangement to further limit the funds’ expenses. These changes are described in more detail below.

Virtus Seix Investment Grade Tax-Exempt Bond Fund

Under “Fees and Expenses” in the Virtus Seix Investment Grade Tax-Exempt Bond Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Seix Investment Grade Tax-Exempt Bond Fund		Class A	Class I
Management Fees		0.50%	0.50%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	none
Other Expenses		0.26%	0.31%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.02%	0.82%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.30%)	(0.25%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	0.72%	0.57%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.71% for Class A Shares and 0.56% for Class I Shares through April 30, 2022. Following the contractual period, the fund’s investment adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the fund’s investment adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:
Expense Example - Virtus Seix Investment Grade Tax-Exempt Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	347	562	794	1,462
Class I	58	237	430	990

Expense Example No Redemption - Virtus Seix Investment Grade Tax-Exempt Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	347	562	794	1,462
Class I	58	237	430	990

Investors should retain this supplement with the Prospectuses for future reference.